Preferred And Common Stock (Tables) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014
Balance, beginning of period, number of preferred shares		1,200
Balance, end of period, number of preferred shares	1,200	1,200
Balance, beggining of period, amount		$ 12,000
Balance, end of period, amount	12,000	12,000
Number of preferred shares
Balance, beginning of period, number of preferred shares	600	1,200
Issuance of preferred stock subject to redemption, number of preferred shares	600
Balance, end of period, number of preferred shares	1,200	1,200
Amount
Balance, beggining of period, amount	6,000	12,000
Issuance of preferred stock subject to redemption, amount	6,000
Balance, end of period, amount	$ 12,000	$ 12,000